Stockholders’ equity	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Stockholders’ equity

Note 19 - Stockholders’ equity

The accounting policies on treasury shares and capital compensation are presented in Notes 2c XVI, 2c XVII.

a) Capital

Capital is represented by 9,804,135,348 book-entry shares with no par value, of which 4,958,290,359 are common shares and 4,845,844,989 are preferred shares with no voting rights, but with tag-along rights in a public offering of shares, in a possible transfer of control, assuring them a price equal to 80% (eighty per cent) of the amount paid per voting share in the controlling block, and a dividend at least equal to that of the common shares.

The breakdown and change in shares of paid-in capital in the beginning and end of the period are shown below:

		12/31/2024
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2023	4,923,277,339	1,508,035,689	6,431,313,028	59,516
Residents abroad	12/31/2023	35,013,020	3,337,809,300	3,372,822,320	31,213
Shares of capital stock	12/31/2023	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2024	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2024	4,918,480,340	1,325,492,746	6,243,973,086	57,783
Residents abroad	12/31/2024	39,810,019	3,520,352,243	3,560,162,262	32,946
Treasury shares (1)	12/31/2023	-	436,671	436,671	(11)
Acquisition of treasury shares		-	54,000,000	54,000,000	(1,775)
Result from delivery of treasury shares		-	(26,405,838)	(26,405,838)	877
Treasury shares (1)	12/31/2024	-	28,030,833	28,030,833	(909)
Number of total shares at the end of the period (2)	12/31/2024	4,958,290,359	4,817,814,156	9,776,104,515
Number of total shares at the end of the period (2)	12/31/2023	4,958,290,359	4,845,408,318	9,803,698,677

		12/31/2023
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2022	4,927,867,243	1,629,498,182	6,557,365,425	60,683
Residents abroad	12/31/2022	30,423,116	3,216,346,807	3,246,769,923	30,046
Shares of capital stock	12/31/2022	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2023	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2023	4,923,277,339	1,508,035,689	6,431,313,028	59,516
Residents abroad	12/31/2023	35,013,020	3,337,809,300	3,372,822,320	31,213
Treasury shares (1)	12/31/2022	-	3,268,688	3,268,688	(71)
Acquisition of treasury shares		-	26,000,000	26,000,000	(689)
Result from delivery of treasury shares		-	(28,832,017)	(28,832,017)	749
Treasury shares (1)	12/31/2023	-	436,671	436,671	(11)
Number of total shares at the end of the period (2)	12/31/2023	4,958,290,359	4,845,408,318	9,803,698,677
Number of total shares at the end of the period (2)	12/31/2022	4,958,290,359	4,842,576,301	9,800,866,660
1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury, for subsequent cancellation or replacement in the market.
2)	Shares representing total capital stock net of treasury shares.

We detail below the cost of shares purchased in the period, as well the average cost of treasury shares and their market price:

Cost / market value	12/31/2024		12/31/2023
	Common	Preferred	Common	Preferred
Minimum	-	31.42	-	25.52
Weighted average	-	32.83	-	26.49
Maximum	-	33.66	-	27.13
Treasury shares
Average cost	-	32.43	-	25.98
Market value on the last day of the base date	26.90	30.73	28.84	33.97

b) Dividends

Shareholders are entitled to a mandatory minimum dividend in each fiscal year, corresponding to 25% of adjusted net income, as set forth in the Bylaws. Common and preferred shares participate equally in income distributed, after common shares have received dividends equal to the minimum annual priority dividend payable to preferred shares (R$ 0.022 non-cumulative per share).

ITAÚ UNIBANCO HOLDING monthly advances the mandatory minimum dividend, using the share position of the last day of the previous month as the calculation basis, and the payment made on the first business day of the subsequent month in the amount of R$ 0.015 per share.

I - Calculation of dividends and interest on capital

	12/31/2024	12/31/2023	12/31/2022
Statutory net income	37,318	33,389	29,695
Adjustments:
(-) Legal reserve - 5% (1)	(1,406)	(1,669)	(1,485)
Dividend calculation basis	35,912	31,720	28,210
Minimum mandatory dividend - 25%	8,978	7,930	7,053
Dividends and interest on capital paid / accrued / identified	25,724	21,468	8,368
1)	Legal reserve must be constituted up to the limit of 20% of the Capital.

II - Stockholders' compensation

	12/31/2024
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		6,729	(1,009)	5,720
Interest on capital - 11 monthly installments paid from February to December 2024	0.0150	1,901	(285)	1,616
Interest on capital - paid on 08/30/2024	0.2055	2,370	(356)	2,014
Interest on capital - paid on 08/30/2024	0.2134	2,458	(368)	2,090
Accrued (Recorded in Other liabilities - Social and statutory)		5,886	(882)	5,004
Interest on capital - 1 monthly installment paid on 01/02/2025	0.0150	173	(26)	147
Interest on capital - credited on 08/29/2024 to be paid until 04/30/2025	0.2320	2,673	(400)	2,273
Interest on capital - credited on 11/28/2024 to be paid on 04/30/2025	0.2640	3,040	(456)	2,584
Identified in Profit Reserves in Stockholders' Equity		15,489	(489)	15,000
Interest on capital	0.2834	3,260	(489)	2,771
Dividends	1.2509	12,229	-	12,229
Total - 01/01 to 12/31/2024		28,104	(2,380)	25,724

	12/31/2023
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		7,079	(1,061)	6,018
Interest on capital - 11 monthly installments paid from February to December 2023	0.0150	1,902	(285)	1,617
lnterest on capital - paid on 08/25/2023	0.2227	2,567	(385)	2,182
lnterest on capital - paid on 08/25/2023	0.2264	2,610	(391)	2,219
Accrued (Recorded in Other liabilities - Social and statutory)		5,236	(786)	4,450
Interest on capital - 1 monthly installment paid on 01/02/2024	0.0150	173	(26)	147
Interest on capital - credited on 09/06/2023 to be paid until 04/30/2024	0.2289	2,639	(396)	2,243
Interest on capital - credited on 11/24/2023 to be paid until 04/30/2024	0.2102	2,424	(364)	2,060
Identified in Profit Reserves in Stockholders' Equity		11,000	-	11,000
Dividends	1.1251	11,000	-	11,000
Total - 01/01 to 12/31/2023		23,315	(1,847)	21,468

	12/31/2022
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		4,906	(735)	4,171
Interest on capital - 11 monthly installment paids from February to December 2022	0.0150	1,902	(285)	1,617
Interest on capital - paid on 08/30/2022	0.2605	3,004	(450)	2,554
Accrued (Recorded in Other liabilities - Social and statutory)		4,938	(741)	4,197
Interes on capital - 1 monthly installment paid on 01/02/2023	0.0150	173	(26)	147
Interest on capital - credited on 12/08/2022 to be paid until 04/28/2023	0.4133	4,765	(715)	4,050
Total - 01/01 to 12/31/2022		9,844	(1,476)	8,368

c) Capital reserves and profit reserves

	12/31/2024	12/31/2023
Capital reserves	2,732	2,620
Premium on subscription of shares	284	284
Share-based payment	2,444	2,332
Reserves from tax incentives, restatement of equity securities and other	4	4
Profit reserves (1)	121,428	104,465
Legal (2)	18,146	16,740
Statutory (3)	87,793	76,725
Special revenue (4)	15,489	11,000
Total reserves at parent company	124,160	107,085
1)	Possible surplus of Profit reserves in relation to the Capital will be distributed or capitalized as required by the following Annual General Stockholders' Meeting/Extraordinary General Stockholders' Meeting.
2)	Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
3)	Its main purpose is to ensure the yield flow to shareholders.
4)	Refers to Dividends declared after 12/31/2024 and 12/31/2023.

Statutory reserves include R$ 854, which refers to net income remaining after the distribution of dividends and appropriations to statutory reserves in the statutory accounts of ITAÚ UNIBANCO HOLDING.

d) Non-controlling interests

	Stockholders’ equity		Income
	12/31/2024	12/31/2023	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Banco Itaú Chile	8,009	6,690	627	598	887
Itaú Colombia S.A.	21	19	-	-	3
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	706	853	174	147	123
Luizacred S.A. Soc. Cred. Financiamento Investimento	976	328	148	(49)	(50)
Other	482	983	94	76	72
Total	10,194	8,873	1,043	772	1,035